Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Employee Benefit Expenses

	Note	2018	2019	2020
Salaries and wages		35,498	37,143	42,534
Contributions to defined contribution pension schemes		6,823	7,080	5,534
Contributions to medical insurance		2,241	2,471	3,794
Contributions to housing fund		2,944	3,235	3,486
Other housing benefits		23	16	17
Share-based compensation	44	614	571	375

		48,143	50,516	55,740